Equity Investments With Readily Determinable Fair Values (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lease Cost [Line Items]
Equity Securities With Readily Determinable Fair Value
The carrying fair value of these investments, which are reported under Other non-current
assets in the accompanying condensed combined balance sheets as of March 31, 2023 and June 30, 2022, are as follows:

	March 31, 2023	June 30, 2022
Townsquare Class A common stock	$4,665	$4,776
Townsquare Class C common stock	21,000	21,499
DraftKings common stock	12,397	10,146

Total Equity Investments with Readily Determinable Fair Value	$38,062	$36,421

Gain (Loss) on Securities
The following table summarizes the realized and unrealized (loss) gain on equity investments with readily determinable fair value, which is reported in Other income (expenses), net for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended		Nine Months Ended
	March 31, 2023	March 31, 2022	March 31 , 2023	March 31 , 2022
Unrealized gain (loss) — Townsquare	$2,406	$(1,732)	$(609)	$129
Unrealized gain (loss) — DraftKings	5,104	(6,956)	4,916	(28,432)
Gain from shares sold — DraftKings	214	—	1,703	—

Total realized and unrealized gain (loss)	$7,724	$(8,688)	$6,010	$(28,303)

Supplemental information on realized gain:
Shares of common stock sold — DraftKings	29	—	229	—
Cash proceeds from common stock sold — DraftKings	$550	$—	$4,369	$—

MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Equity Securities With Readily Determinable Fair Value
The cost basis and the carrying fair value of these investments, which are reported under Other assets in the accompanying combined balance sheets as of June 30, 2022 and 2021, are as follows:

	Balance as of June 30, 2022
	Shares Held	Cost Basis	Carrying Value / Fair Value
Equity Investment with Readily Determinable Fair Value
Townsquare Class A common stock	583	$4,221	$4,776
Townsquare Class C common stock	2,625	19,001	21,499
DraftKings Class A common stock	869	6,036	10,146

Total		$29,258	$36,421

	Balance as of June 30, 2021
	Shares Held	Cost Basis	Carrying Value / Fair Value
Equity Investment with Readily Determinable Fair Value
Townsquare Class A common stock	583	$4,221	$7,435
Townsquare Class C common stock	2,625	19,001	33,469
DraftKings Class A common stock	869	6,036	45,360

Total		$29,258	$86,264

Gain (Loss) on Securities
The following table summarizes the realized and unrealized gain (loss) on equity investments with readily determinable fair value for Fiscal Years 2022, 2021 and 2020:

	June 30,
	2022	2021	2020
Unrealized gain (loss) — Townsquare	$(14,629)	$26,563	$(2,920)
Unrealized gain (loss) — DraftKings	(35,213)	26,942	34,197
Realized gain (loss) — DraftKings	—	(2,327)	6,351

	$(49,842)	$51,178	$37,628

Supplemental information on realized gain (loss):
Shares of common stock sold — DraftKings	—	420	197
Cash proceeds from common stock sold — DraftKings	$—	$22,079	$7,659